UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JANUARY 31, 2006

UNITED ASSOCIATION S & P 500 INDEX FUND

------------------------------------------------------

       Description             Shares     Value
------------------------------------------------------

COMMON STOCK (97.8%)

------------------------------------------------------
 AEROSPACE & DEFENSE (1.8%)
------------------------------------------------------
 Boeing                        35,093  $  2,397,203
 General Dynamics               8,811     1,025,248
 Goodrich                       5,440       214,173
 Lockheed Martin               15,421     1,043,231
 Northrop Grumman              15,710       976,062
 Raytheon                      19,108       782,855
 Rockwell Collins               7,499       351,853
 United Technologies           44,268     2,583,923
                                       ------------
                                          9,374,548
                                       ------------
------------------------------------------------------
 AIR TRANSPORTATION (0.7%)
------------------------------------------------------
 FedEx                         13,139     1,329,010
 Honeywell International       36,420     1,399,256
 Southwest Airlines            30,255       497,997
 Textron                        5,762       486,659
                                       ------------
                                          3,712,922
                                       ------------
------------------------------------------------------
 APPAREL / TEXTILES (0.4%)
------------------------------------------------------
 Cintas*                        6,098       259,775
 Coach*                        16,294       585,769
 Jones Apparel Group            5,569       174,198
 Liz Claiborne                  4,894       169,920
 Nike, Cl B                     8,147       659,500
 Reebok International Ltd.      2,098       123,761
 VF                             3,619       200,782
                                       ------------
                                          2,173,705
                                       ------------
------------------------------------------------------
 AUTOMOTIVE (0.5%)
------------------------------------------------------
 Cooper Tire & Rubber           2,113        31,674
 Dana                           6,838        33,301
 Ford Motor                    80,162       687,790
 General Motors                24,254       583,551
 Genuine Parts                  7,306       310,724
 Goodyear Tire & Rubber*        7,945       124,260
 ITT Industries                 3,925       402,313
 Navistar International*        2,996        81,491
 Paccar                         7,142       497,083
                                       ------------
                                          2,752,187
                                       ------------
------------------------------------------------------
 BANKS (8.0%)
------------------------------------------------------
 AmSouth Bancorp               14,942       412,549
 Bank of America              201,068     8,893,238
 Bank of New York              33,541     1,066,939
 BB&T                          23,417       914,200
 Comerica                       7,168       397,609
 Compass Bancshares             5,578       271,760
 Fifth Third Bancorp           24,176       908,292
 First Horizon National         5,590       211,693
 Golden West Financial         10,969       774,631
 Huntington Bancshares         10,567       245,154
 JPMorgan Chase               151,724     6,031,029
 Keycorp                       17,600       622,864
 M&T Bank                       3,466       375,368
 Marshall & Ilsley              8,996       377,292
 Mellon Financial              18,321       646,182
 National City (D)             23,814       813,963
 North Fork Bancorporation     20,585       529,446
 Northern Trust                 8,025       418,985




------------------------------------------------------

       Description             Shares     Value
------------------------------------------------------

COMMON STOCK -- (CONTINUED)

------------------------------------------------------
BANKS -- (CONTINUED)
------------------------------------------------------
 PNC Financial Services
    Group                      12,555  $    814,317
 Regions Financial             19,408       643,958
 Sovereign Bancorp             15,244       332,319
 State Street                  14,501       876,731
 SunTrust Banks                15,567     1,112,262
 Synovus Financial             13,082       361,979
 US Bancorp                    78,847     2,358,314
 Wachovia                      67,321     3,691,210
 Washington Mutual             42,988     1,819,252
 Wells Fargo                   72,354     4,511,996
 Zions Bancorporation           4,392       347,275
                                       ------------
                                         40,780,807
                                       ------------
------------------------------------------------------
 BEAUTY PRODUCTS (2.3%)
------------------------------------------------------
 Alberto-Culver                 3,277       145,171
 Avon Products                 19,393       549,210
 Colgate-Palmolive             22,648     1,243,149
 Estee Lauder, Cl A             5,399       196,901
 International Flavors &
    Fragrances                  3,300       108,768
 Kimberly-Clark                20,251     1,156,737
 Procter & Gamble             145,112     8,594,984
                                       ------------
                                         11,994,920
                                       ------------
------------------------------------------------------
 BROADCASTING, NEWSPAPERS & ADVERTISING (2.3%)
------------------------------------------------------
 CBS, Cl B                     33,611       878,255
 Clear Channel
    Communications             23,342       683,220
 Comcast*                      94,276     2,622,758
 Interpublic Group*            19,085       192,759
 News, Cl A                   105,879     1,668,653
 Omnicom Group                  7,667       627,084
 Time Warner                  202,358     3,547,336
 Univision Communications*      9,778       311,332
 Viacom, Cl B*                 33,355     1,383,565
                                       ------------
                                         11,914,962
                                       ------------
------------------------------------------------------
 BUILDING & CONSTRUCTION (0.6%)
------------------------------------------------------
 American Standard              8,068       290,448
 Centex                         5,441       388,433
 DR Horton                     11,612       433,360
 KB Home                        3,407       259,613
 Lennar, Cl A                   6,053       378,676
 Masco                         18,683       553,951
 Pulte Homes                    9,268       369,793
 Vulcan Materials               4,245       305,131
                                       ------------
                                          2,979,405
                                       ------------
------------------------------------------------------
 BUSINESS SERVICES (2.2%)
------------------------------------------------------
 Automatic Data Processing     24,656     1,083,385
 Cendant                       44,546       745,700
 Convergys*                     6,421       110,441
 eBay*                         49,581     2,136,941
 First Data                    33,273     1,500,612
 Fiserv*                        8,034       353,335
 Fluor                          3,591       315,829
 H&R Block                     13,898       339,945
 Monster Worldwide*             5,458       232,838

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JANUARY 31, 2006

UNITED ASSOCIATION S & P 500 INDEX FUND

------------------------------------------------------

       Description             Shares     Value
------------------------------------------------------

COMMON STOCK -- (CONTINUED)

------------------------------------------------------
BUSINESS SERVICES -- (CONTINUED)
------------------------------------------------------
 Paychex                       14,666  $    533,109
 Robert Half International      7,253       264,952
 Sabre Holdings, Cl A           5,917       144,967
 United Parcel Service, Cl B   47,772     3,578,601
                                       ------------
                                         11,340,655
                                       ------------
------------------------------------------------------
 CHEMICALS (1.3%)
------------------------------------------------------
 Air Products & Chemicals       9,442       582,477
 Dow Chemical                  41,899     1,772,328
 Eastman Chemical               3,622       174,617
 Ecolab                         7,662       274,376
 EI Du Pont de Nemours         40,001     1,566,039
 Engelhard                      5,437       219,111
 Hercules*                      5,112        59,862
 Monsanto                      11,450       968,784
 PPG Industries                 7,303       434,529
 Rohm & Haas                    6,110       310,999
 Sigma-Aldrich                  2,705       175,500
                                       ------------
                                          6,538,622
                                       ------------
------------------------------------------------------
 COMPUTERS & SERVICES (5.3%)
------------------------------------------------------
 Affiliated Computer
    Services, Cl A*             5,283       330,716
 Apple Computer*               36,569     2,761,325
 Autodesk                       9,706       393,967
 Cisco Systems*               266,369     4,946,472
 Computer Sciences*             7,837       397,336
 Dell*                        102,122     2,993,196
 Electronic Data Systems       22,352       563,047
 EMC*                         103,081     1,381,285
 Gateway*                      11,509        31,304
 Hewlett-Packard              124,294     3,875,487
 International Business
    Machines                   68,448     5,564,822
 Lexmark International, Cl A*   4,788       232,553
 NCR*                           8,371       310,983
 Network Appliance*            15,630       487,656
 Sun Microsystems*            148,113       666,508
 Symbol Technologies           10,081       124,500
 Unisys*                       15,324       102,518
 VeriSign*                     11,086       263,293
 Yahoo!*                       54,776     1,881,008
                                       ------------
                                         27,307,976
                                       ------------
------------------------------------------------------
 CONTAINERS & PACKAGING (0.1%)
------------------------------------------------------
 Ball                           4,320       174,960
 Bemis                          4,827       147,320
 Pactiv*                        5,590       124,321
 Sealed Air*                    3,777       208,755
                                       ------------
                                            655,356
                                       ------------
------------------------------------------------------
 DIVERSIFIED MANUFACTURING (3.8%)
------------------------------------------------------
 Cooper Industries Ltd., Cl A   3,843       313,781
 Eaton                          6,404       423,945
 General Electric             457,523    14,983,878
 Illinois Tool Works            8,976       756,587
 Ingersoll-Rand, Cl A          14,553       571,496




------------------------------------------------------

       Description             Shares     Value
------------------------------------------------------

COMMON STOCK -- (CONTINUED)

------------------------------------------------------
DIVERSIFIED MANUFACTURING -- (CONTINUED)
------------------------------------------------------
 Tyco International Ltd.       87,454  $  2,278,177
                                       ------------
                                         19,327,864
                                       ------------
------------------------------------------------------
 EDUCATION (0.1%)
------------------------------------------------------
 Apollo Group, Cl A*            6,338       352,836
                                       ------------
------------------------------------------------------
 ELECTRICAL SERVICES (3.5%)
------------------------------------------------------
 AES*                          27,943       476,149
 Allegheny Energy*              7,335       255,185
 Ameren                         8,656       439,378
 American Electric Power       17,275       644,703
 American Power Conversion      7,086       167,938
 Centerpoint Energy            13,123       167,712
 Cinergy                        9,075       394,309
 CMS Energy*                    9,881       142,978
 Consolidated Edison           10,409       489,327
 Constellation Energy Group     7,570       441,104
 Dominion Resources            15,025     1,134,838
 DTE Energy                     7,839       330,806
 Duke Energy                   39,906     1,131,335
 Edison International          14,118       618,651
 Emerson Electric              17,815     1,379,772
 Entergy                        8,825       613,426
 Exelon                        28,754     1,651,055
 FirstEnergy                   14,368       719,837
 FPL Group                     17,060       712,937
 NiSource                      12,240       251,287
 PG&E                          14,776       551,292
 Pinnacle West Capital          4,429       188,720
 PPL                           16,243       489,402
 Progress Energy               10,623       463,375
 Progress Energy (CVO)* (A)     7,250            --
 Public Service Enterprise
    Group                      11,138       775,427
 Sempra Energy                 11,005       528,790
 Southern                      32,091     1,116,767
 TECO Energy                    9,364       159,937
 TXU                           21,121     1,069,567
 Xcel Energy                   16,790       326,062
                                       ------------
                                         17,832,066
                                       ------------
------------------------------------------------------
 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (0.3%)
------------------------------------------------------
 Jabil Circuit*                 7,463       301,505
 L-3 Communications
    Holdings                    5,016       406,396
 Molex                          6,557       198,349
 Parker Hannifin                5,074       384,457
 Sanmina-SCI*                  23,743        99,958
 Solectron*                    36,748       140,378
                                       ------------
                                          1,531,043
                                       ------------
------------------------------------------------------
 ENTERTAINMENT (0.9%)
------------------------------------------------------
 Brunswick*                     4,373       164,381
 Carnival                      18,830       974,641
 Harrah's Entertainment         7,823       575,773
 Hasbro                         7,483       158,640
 International Game
    Technology                 14,687       525,501
 Mattel                        18,533       305,794

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JANUARY 31, 2006

UNITED ASSOCIATION S & P 500 INDEX FUND

------------------------------------------------------

       Description             Shares     Value
------------------------------------------------------

COMMON STOCK -- (CONTINUED)

------------------------------------------------------
ENTERTAINMENT -- (CONTINUED)
------------------------------------------------------
 Walt Disney*                  83,542  $  2,114,448
                                       ------------
                                          4,819,178
                                       ------------
------------------------------------------------------
 ENVIRONMENTAL SERVICES (0.2%)
------------------------------------------------------
 Allied Waste Industries*       9,136        83,046
 Waste Management              23,918       755,331
                                       ------------
                                            838,377
                                       ------------
------------------------------------------------------
 FINANCIAL SERVICES (7.0%)
------------------------------------------------------
 American Express              53,903     2,827,212
 Ameriprise Financial          10,656       433,593
 Bear Stearns                   4,892       618,642
 Capital One Financial         13,093     1,090,647
 Charles Schwab                44,416       656,913
 CIT Group                      8,478       452,216
 Citigroup                    219,029    10,202,371
 Countrywide Credit Industry   25,818       863,354
 E*Trade Financial*            17,334       412,376
 Equifax                        5,844       223,942
 Fannie Mae                    42,014     2,434,291
 Federated Investors, Cl B      3,537       136,564
 Franklin Resources             6,551       645,273
 Freddie Mac                   30,022     2,037,293
 Goldman Sachs Group           19,581     2,765,816
 Janus Capital Group            8,922       186,381
 Lehman Brothers Holdings      11,659     1,637,506
 Merrill Lynch                 39,901     2,995,368
 Moody's                       10,771       682,020
 Morgan Stanley                46,812     2,876,597
 SLM                           18,029     1,008,903
 T Rowe Price Group             5,627       430,072
                                       ------------
                                         35,617,350
                                       ------------
------------------------------------------------------
 FOOD, BEVERAGE & TOBACCO (5.0%)
------------------------------------------------------
 Altria Group                  90,332     6,534,617
 Anheuser-Busch                33,734     1,397,937
 Archer-Daniels-Midland        27,864       877,716
 Brown-Forman, Cl B             3,637       257,936
 Campbell Soup                  8,486       253,986
 Coca-Cola                     89,576     3,706,655
 Coca-Cola Enterprises         12,495       246,651
 ConAgra Foods                 22,149       459,149
 Constellation Brands, Cl A*    8,819       235,379
 General Mills                 15,610       758,802
 Hershey                        7,953       407,194
 HJ Heinz                      14,326       486,224
 Kellogg                       11,119       477,005
 McCormick                      6,087       183,888
 Molson Coors Brewing, Cl B     2,267       141,688
 Pepsi Bottling Group           5,520       160,080
 PepsiCo                       71,741     4,102,150
 Reynolds American              3,642       368,315
 Safeway                       19,174       449,439
 Sara Lee                      32,721       598,140
 Starbucks*                    33,503     1,062,045
 Supervalu                      6,120       195,412
 Sysco                         26,943       826,611
 Tyson Foods, Cl A             11,305       162,001
 UST                            6,842       266,428




------------------------------------------------------

       Description             Shares     Value
------------------------------------------------------

COMMON STOCK -- (CONTINUED)

------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- (CONTINUED)
------------------------------------------------------
 Whole Foods Market             5,829  $    430,588
 Wm. Wrigley Jr.                7,849       502,022
                                       ------------
                                         25,548,058
                                       ------------
------------------------------------------------------
 GAS / NATURAL GAS (0.5%)
------------------------------------------------------
 Dynegy, Cl A*                 10,237        56,303
 El Paso                       29,193       392,938
 KeySpan                        7,728       277,590
 Kinder Morgan                  4,580       440,825
 Nicor                          2,002        81,882
 Peoples Energy                 1,719        63,981
 Praxair                       14,179       746,949
 Williams                      24,733       589,635
                                       ------------
                                          2,650,103
                                       ------------
------------------------------------------------------
 HOTELS & LODGING (0.3%)
------------------------------------------------------
 Hilton Hotels                 13,831       344,807
 Marriott International, Cl A   7,012       467,280
 Starwood Hotels & Resorts
    Worldwide                   9,737       592,107
                                       ------------
                                          1,404,194
                                       ------------
------------------------------------------------------
 HOUSEHOLD PRODUCTS (0.4%)
------------------------------------------------------
 Black & Decker                 3,315       286,084
 Clorox                         6,505       389,324
 Fortune Brands                 6,209       465,427
 Leggett & Platt                8,527       209,935
 Maytag                         3,621        62,354
 Newell Rubbermaid             11,365       268,669
 Stanley Works                  2,888       141,627
 Whirlpool                      3,018       243,492
                                       ------------
                                          2,066,912
                                       ------------
------------------------------------------------------
 INSURANCE (5.2%)
------------------------------------------------------
 ACE Ltd.                      13,952       763,872
 Aetna                         12,290     1,189,672
 Aflac                         21,586     1,013,463
 Allstate                      28,123     1,463,802
 AMBAC Financial Group          4,551       349,562
 American International
    Group                     112,464     7,361,893
 AON                           13,643       466,864
 Chubb                          8,591       810,561
 Cigna                          5,453       663,085
 Cincinnati Financial           7,549       343,781
 Genworth Financial, Cl A      16,283       533,431
 Hartford Financial Services
    Group                      12,870     1,058,300
 Humana*                        6,843       381,634
 Jefferson-Pilot                6,111       356,455
 Lincoln National               7,817       426,261
 Loews                          5,948       587,008
 Marsh & McLennan              23,281       707,510
 MBIA                           5,697       350,707
 Metlife                       32,945     1,652,521
 MGIC Investment                3,862       254,931
 Principal Financial Group     12,150       572,994
 Progressive                    8,533       896,306
 Prudential Financial          21,796     1,642,111

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JANUARY 31, 2006

UNITED ASSOCIATION S & P 500 INDEX FUND

------------------------------------------------------

       Description             Shares     Value
------------------------------------------------------

COMMON STOCK -- (CONTINUED)

------------------------------------------------------
INSURANCE -- (CONTINUED)
------------------------------------------------------
 Safeco                         5,301  $    276,977
 St. Paul Travelers            29,943     1,358,813
 Torchmark                      4,686       262,885
 UnumProvident                 12,328       250,628
 Xl Capital Ltd., Cl A          7,512       508,262
                                       ------------
                                         26,504,289
                                       ------------
------------------------------------------------------
 LABORATORY EQUIPMENT (0.1%)
------------------------------------------------------
 Fisher Scientific
    International*              5,408       361,633
                                       ------------
------------------------------------------------------
 LEASING & RENTING (0.0%)
------------------------------------------------------
 Ryder System                   2,898       129,541
                                       ------------
------------------------------------------------------
 MACHINERY (0.8%)
------------------------------------------------------
 Caterpillar                   29,472     2,001,149
 Cummins                        1,968       191,486
 Deere                         10,333       741,496
 Dover                          8,577       393,942
 Pall                           5,612       161,626
 Rockwell Automation            7,918       523,142
                                       ------------
                                          4,012,841
                                       ------------
------------------------------------------------------
 MEASURING DEVICES (0.7%)
------------------------------------------------------
 Agilent Technologies*         17,609       597,121
 Applera - Applied
    Biosystems Group            7,950       225,303
 Danaher                       10,418       590,076
 Johnson Controls               8,342       577,600
 Kla-Tencor                     8,371       435,125
 Millipore*                     2,250       154,755
 PerkinElmer                    5,851       133,052
 Snap-On                        2,609       104,699
 Tektronix                      3,177        93,721
 Teradyne*                      8,847       154,115
 Thermo Electron*               7,259       244,193
 Waters*                        4,635       194,438
                                       ------------
                                          3,504,198
                                       ------------
------------------------------------------------------
 MEDICAL PRODUCTS & SERVICES (7.2%)
------------------------------------------------------
 Allergan                       5,655       658,242
 AmerisourceBergen              8,885       387,741
 Amgen*                        53,522     3,901,219
 Bausch & Lomb                  2,413       162,998
 Baxter International          26,667       982,679
 Becton Dickinson              10,959       710,143
 Biogen Idec*                  14,443       646,324
 Biomet                        10,646       402,525
 Boston Scientific*            25,186       550,818
 C.R. Bard                      4,361       276,575
 Cardinal Health               18,582     1,338,647
 Caremark Rx*                  19,468       959,772
 Chiron*                        4,471       203,878
 Coventry Health Care*          6,827       406,684
 Express Scripts*               6,397       583,982
 Gilead Sciences*              19,984     1,216,426
 Guidant                       14,408     1,060,429
 HCA                           18,142       890,409
 Health Management
    Associates, Cl A           11,103       233,385




------------------------------------------------------

       Description             Shares     Value
------------------------------------------------------

COMMON STOCK -- (CONTINUED)

------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- (CONTINUED)
------------------------------------------------------
 Hospira*                       7,121  $    318,665
 IMS Health                    10,210       251,166
 Johnson & Johnson            128,734     7,407,354
 Laboratory Corp of America
    Holdings*                   6,050       354,832
 Manor Care                     3,268       127,779
 McKesson                      13,168       697,904
 Medco Health Solutions*       13,115       709,522
 Medtronic                     52,370     2,957,334
 Patterson*                     6,238       215,398
 Quest Diagnostics              7,187       355,253
 St. Jude Medical*             15,853       778,858
 Stryker                       12,773       637,373
 Tenet Healthcare*             21,166       153,877
 UnitedHealth Group            59,156     3,515,050
 WellPoint*                    28,667     2,201,626
 Zimmer Holdings*              10,744       740,799
                                       ------------
                                         36,995,666
                                       ------------
------------------------------------------------------
 METAL / MINING OTHER (0.9%)
------------------------------------------------------
 Alcoa                         37,561     1,183,172
 Allegheny Technologies         4,050       209,993
 Freeport-McMoRan Copper
    & Gold, Cl B                7,765       498,901
 Newmont Mining                19,220     1,187,796
 Nucor                          6,845       576,554
 Phelps Dodge                   4,380       702,990
 United States Steel            4,656       278,196
                                       ------------
                                          4,637,602
                                       ------------
------------------------------------------------------
 MOTORCYCLES, BICYCLES & PARTS (0.1%)
------------------------------------------------------
 Harley-Davidson               11,823       632,885
                                       ------------
------------------------------------------------------
 OFFICE EQUIPMENT & SUPPLIES (0.7%)
------------------------------------------------------
 3M                            32,950     2,397,112
 Avery Dennison                 5,041       301,149
 Pitney Bowes                   9,786       418,254
 Xerox*                        41,419       592,706
                                       ------------
                                          3,709,221
                                       ------------
------------------------------------------------------
 PAPER & PAPER PRODUCTS (0.4%)
------------------------------------------------------
 International Paper           21,339       696,291
 Louisiana-Pacific              4,093       120,539
 MeadWestvaco                   7,620       203,378
 Temple-Inland                  4,998       234,406
 Weyerhaeuser                  10,643       742,456
                                       ------------
                                          1,997,070
                                       ------------
------------------------------------------------------
 PETROLEUM & FUEL PRODUCTS (9.9%)
------------------------------------------------------
 Amerada Hess                   3,464       536,227
 Anadarko Petroleum            10,372     1,118,309
 Apache                        14,390     1,086,877
 Ashland                        3,000       197,760
 Baker Hughes                  14,899     1,153,779
 BJ Services                   13,947       564,714
 Burlington Resources          16,451     1,501,318
 Chevron                       97,287     5,776,902
 ConocoPhillips                60,211     3,895,652
 Devon Energy                  19,300     1,316,453

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JANUARY 31, 2006

UNITED ASSOCIATION S & P 500 INDEX FUND

------------------------------------------------------

       Description             Shares     Value
------------------------------------------------------

COMMON STOCK -- (CONTINUED)

------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- (CONTINUED)
------------------------------------------------------
 EOG Resources                 10,479  $    885,895
 Exxon Mobil                  269,333    16,900,646
 Halliburton                   22,015     1,751,293
 Kerr-McGee                     4,975       549,190
 Marathon Oil                  15,737     1,209,703
 Murphy Oil                     6,926       394,782
 Nabors Industries Ltd.*        6,861       557,456
 National Oilwell Varco*        7,420       564,440
 Noble                          5,794       466,070
 Occidental Petroleum          18,620     1,819,360
 Rowan*                         4,888       219,129
 Schlumberger Ltd.             25,522     3,252,779
 Sunoco                         5,916       563,203
 Transocean*                   14,375     1,166,531
 Valero Energy                 26,717     1,667,942
 Weatherford International*    15,272       683,880
 XTO Energy                    15,765       773,746
                                       ------------
                                         50,574,036
                                       ------------
------------------------------------------------------
 PHARMACEUTICALS (5.0%)
------------------------------------------------------
 Abbott Laboratories           67,228     2,900,888
 Bristol-Myers Squibb          84,916     1,935,236
 Eli Lilly                     49,263     2,789,271
 Forest Laboratories*          14,688       679,761
 Genzyme*                      11,096       787,150
 King Pharmaceuticals*         10,914       204,637
 Medimmune*                    11,149       380,404
 Merck                         94,825     3,271,462
 Mylan Laboratories             9,818       193,415
 Pfizer                       319,431     8,202,988
 Schering-Plough               64,011     1,225,811
 Watson Pharmaceuticals*        4,204       139,110
 Wyeth                         58,204     2,691,935
                                       ------------
                                         25,402,068
                                       ------------
------------------------------------------------------
 PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.1%)
------------------------------------------------------
 Eastman Kodak                 11,960       300,196
                                       ------------
------------------------------------------------------
 PRINTING & PUBLISHING (0.5%)
------------------------------------------------------
 Dow Jones                      2,589        98,408
 EW Scripps, Cl A               3,767       182,097
 Gannett                       10,360       640,248
 Knight Ridder                  2,978       185,381
 McGraw-Hill                   16,409       837,515
 Meredith                       1,554        85,097
 New York Times, Cl A           5,660       160,178
 RR Donnelley & Sons            9,599       312,927
 Tribune                       11,336       328,857
                                       ------------
                                          2,830,708
                                       ------------
------------------------------------------------------
 RAILROADS (0.7%)
------------------------------------------------------
 Burlington Northern Santa Fe  16,216     1,299,226
 CSX                            9,263       495,848
 Norfolk Southern              17,674       880,872




------------------------------------------------------

       Description             Shares     Value
------------------------------------------------------

COMMON STOCK -- (CONTINUED)

------------------------------------------------------
RAILROADS -- (CONTINUED)
------------------------------------------------------
 Union Pacific                 11,541  $  1,020,917
                                       ------------
                                          3,696,863
                                       ------------
------------------------------------------------------
 REAL ESTATE INVESTMENT TRUSTS (0.8%)
------------------------------------------------------
 Apartment Investment &
    Management, Cl A            4,322       183,771
 Archstone-Smith Trust          9,111       426,941
 Equity Office Properties
    Trust                      18,363       584,311
 Equity Residential            12,315       522,279
 Plum Creek Timber              7,631       281,889
 Prologis                      10,562       540,986
 Public Storage                 3,457       250,874
 Simon Property Group           8,028       665,040
 Vornado Realty Trust           5,249       463,697
                                       ------------
                                          3,919,788
                                       ------------
------------------------------------------------------
 RETAIL (5.9%)
------------------------------------------------------
 Albertson's                   15,451       388,593
 Amazon.Com*                   13,292       595,747
 Autonation*                    7,251       161,625
 Autozone*                      2,303       225,118
 Bed Bath & Beyond*            12,607       471,628
 Best Buy                      17,515       887,310
 Big Lots*                      5,152        68,882
 Circuit City Stores            7,070       178,235
 Costco Wholesale              20,505     1,022,994
 CVS                           35,562       987,201
 Darden Restaurants*            5,730       232,982
 Dillard's, Cl A                2,217        57,420
 Dollar General                13,617       230,127
 Family Dollar Stores           6,469       154,932
 Federated Department
    Stores                     11,923       794,429
 Gap                           25,200       455,868
 Home Depot                    92,134     3,736,034
 JC Penney                      9,932       554,206
 Kohl's*                       14,782       656,173
 Kroger*                       31,525       580,060
 Limited Brands                14,770       349,458
 Lowe's                        33,949     2,157,459
 McDonald's                    54,670     1,913,997
 Nordstrom                      9,503       396,465
 Office Depot*                 13,364       443,017
 OfficeMax                      3,193        91,224
 RadioShack                     6,060       134,532
 Sears Holdings*                4,396       533,850
 Sherwin-Williams               5,081       268,785
 Staples                       32,073       760,451
 Target                        38,256     2,094,516
 Tiffany                        5,867       221,186
 TJX                           20,130       513,919
 Wal-Mart Stores              108,308     4,994,082
 Walgreen                      43,949     1,902,113
 Wendy's International          5,182       305,479

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JANUARY 31, 2006

UNITED ASSOCIATION S & P 500 INDEX FUND

------------------------------------------------------

       Description             Shares     Value
------------------------------------------------------

COMMON STOCK -- (CONTINUED)

------------------------------------------------------
RETAIL -- (CONTINUED)
------------------------------------------------------
 Yum! Brands                   12,013  $    594,283
                                       ------------
                                         30,114,380
                                       ------------
------------------------------------------------------
 SEMI-CONDUCTORS/INSTRUMENTS (3.0%)
------------------------------------------------------
 Advanced Micro Devices*       17,112       716,308
 Altera*                       15,415       297,664
 Analog Devices                15,964       634,888
 Applied Materials             70,114     1,335,672
 Applied Micro Circuits*       13,929        45,826
 Broadcom, Cl A*               12,673       864,299
 Freescale Semiconductor,
    Cl B*                      18,098       456,975
 Intel                        261,322     5,558,319
 JDS Uniphase*                 69,092       216,258
 Linear Technology             13,107       487,712
 LSI Logic*                    17,495       160,079
 Maxim Integrated Products     14,124       579,649
 Micron Technology*            25,985       381,460
 National Semiconductor        14,814       417,903
 Novellus Systems*              5,218       147,930
 Nvidia*                        7,615       342,370
 PMC - Sierra*                  8,158        77,175
 QLogic*                        3,329       132,061
 Texas Instruments             70,318     2,055,395
 Xilinx                        15,714       442,506
                                       ------------
                                         15,350,449
                                       ------------
------------------------------------------------------
 SOFTWARE (3.5%)
------------------------------------------------------
 Adobe Systems                 25,691     1,020,447
 BMC Software*                  9,959       220,094
 Citrix Systems*                7,632       235,371
 Computer Associates
    International              19,565       534,124
 Compuware*                    17,519       144,357
 Electronic Arts*              12,905       704,355
 Intuit*                        7,392       386,823
 Microsoft                    396,508    11,161,700
 Novell*                       17,191       167,440
 Oracle*                      163,302     2,052,706
 Parametric Technology*        12,265        76,779
 Siebel Systems                23,315       247,372
 Symantec*                     46,363       852,152
                                       ------------
                                         17,803,720
                                       ------------
------------------------------------------------------
 TELEPHONES & TELECOMMUNICATIONS (4.8%)
------------------------------------------------------
 ADC Telecommunications*        5,237       132,810
 Alltel                        16,763     1,006,283
 Andrew*                        7,338        95,174
 AT&T                         169,019     4,386,043
 Avaya*                        18,996       200,408
 BellSouth                     79,051     2,274,297
 CenturyTel                     5,913       196,903
 Ciena*                        26,129       104,516
 Citizens Communications       13,384       164,222
 Comverse Technology*           9,031       247,359
 Corning*                      65,776     1,601,646
 Lucent Technologies*         190,675       503,382
 Motorola                     108,116     2,455,314
 Qualcomm                      71,303     3,419,692




------------------------------------------------------

       Description             Shares     Value
------------------------------------------------------

COMMON STOCK -- (CONTINUED)

------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS -- (CONTINUED)
------------------------------------------------------
 Qwest Communications
    International*             68,704  $    413,598
 Scientific-Atlanta             6,869       293,718
 Sprint Nextel                128,043     2,930,904
 Tellabs*                      20,219       258,601
 Verizon Communications       126,462     4,003,787
                                       ------------
                                         24,688,657
                                       ------------
------------------------------------------------------
 WHOLESALE (0.0%)
------------------------------------------------------
 W.W. Grainger                  3,361       238,396
                                       ------------
TOTAL COMMON STOCK
    (Cost $463,920,773)                 500,918,253
                                       ------------

EXCHANGE TRADED FUND (0.9%)

 SPDR Trust Ser 1*
    (Cost $4,816,130)          38,000     4,845,000
                                       ------------

RIGHTS (0.0%)

 Seagate* (A)(B)
    (Cost $0)                  15,971            --
                                       ------------

CASH EQUIVALENT (1.2%)

 Goldman Financial Prime
    Obligation Money Market
    Fund, 4.370% (C)
    (Cost $5,904,255)       5,904,255     5,904,255
                                       ------------

TOTAL INVESTMENTS (99.9%)
    (Cost $474,641,158)+               $511,667,508
                                       ============

PERCENTAGES ARE BASED ON NET ASSETS OF $511,981,826.

* NON-INCOME PRODUCING SECURITY
(A) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2006 WAS $0 AND REPRESENTED 0.00% OF NET ASSETS.
(B) THIS SECURITY WAS ISSUED FOR POSSIBLE SETTLEMENT OF PENDING LITIGATION AND DOES NOT HAVE AN EXPIRATION DATE.
(C) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2006.
(D) THE FUND MAY PURCHASE SECURITIES OF CERTAIN COMPANIES WITH WHICH IT IS AFFILIATED TO THE EXTENT THESE COMPANIES ARE REPRESENTED IN ITS BENCHMARK INDEX. CL -- CLASS
CVO -- CONTINGENT VALUE OBLIGATION
LTD. -- LIMITED
SER -- SERIES
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPTS

+ AT JANUARY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $476,107,188, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $125,351,635 AND $(89,791,315) RESPECTIVELY.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JANUARY 31, 2006

UNITED ASSOCIATION S & P 500 INDEX FUND


AT JANUARY 31, 2006 THE FUND HAD THE FOLLOWING OPEN LONG S&P 500 INDEX FUTURES CONTRACT:

  NUMBER OF     CONTRACT    EXPIRATION       UNREALIZED
  CONTRACTS      VALUE         DATE         DEPRECIATION
  ---------    ----------   -----------     ------------
     19        $6,097,100    March 2006       $(50,158)

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




UAF-QH-002-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             --------------------------
                                             James F. Volk
                                             President


Date: March 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             --------------------------
                                             James F. Volk
                                             President


Date: March 21, 2006

By (Signature and Title)*                    /s/ Michael Lawson
                                             --------------------------
                                             Michael Lawson
                                             Controller & CFO


Date: March 21, 2006

* Print the name and title of each signing officer under his or her signature.